Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Property and equipment	$ 12,263	$ 18,167
Intangible assets	103,627	111,954
Goodwill	430,378	424,961
Investments in associates and joint ventures	6	364,946
Non-current financial assets	2,878	1,490
Deferred tax assets	2,323	4,383
Total non-current assets	551,474	925,901
Trade receivables	43,864	28,809
Other current receivables	18,538	11,674
Prepayments	9,192	9,061
Marketable securities	78,135	0
Cash and cash equivalents	102,876	134,168
Total cash, cash equivalents, and marketable securities	181,011	134,168
Assets held for sale	288,379	0
Total current assets	540,986	183,711
Total assets	1,092,460	1,109,612
Equity:
Share capital	24	24
Other paid in capital	764,381	765,129
Retained earnings	249,155	283,334
Foreign currency translation reserve	(520)	408
Total equity attributable to owners of the parent	1,013,039	1,048,895
Liabilities:
Non-current lease liabilities and other loans	2,081	3,584
Deferred tax liabilities	6,532	11,745
Other non-current liabilities	23	68
Total non-current liabilities	8,635	15,397
Trade and other payables	38,378	25,454
Deferred revenue	1,092	345
Current lease liabilities and other loans	11,427	5,389
Income tax payable	763	1,094
Other current liabilities	19,125	13,040
Total current liabilities	70,786	45,320
Total liabilities	79,421	60,717
Total equity and liabilities	$ 1,092,460	$ 1,109,612